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THOMPSON HINE ATLANTA BRUSSELS CINCINNATI CLEVELAND COLUMBUS DAYTON NEW YORK
WASHINGTON, D.C.






                                 August 19, 2008


Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

  RE:  THE COVENTRY GROUP, FILE NOS. 33-44964 AND 811-6526

Ladies and Gentlemen:

     On behalf of The Coventry Group, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 133 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add a new series, the Walden Small Cap Innovations Fund, to the Trust.

     If you have any questions, please contact Michael V. Wible at (614)
469-3297.

                                               Very truly yours,


                                               /s/ Michael V. Wible
                                               ---------------------
                                               MICHAEL V. WIBLE